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C000154646
Account Value [Line Items]
Line Graph and Table Measure Name																																															Principal Active High Yield ETF $17,425
Accumulated Value													$ 10,000										$ 10,489										$ 10,589										$ 10,869											$ 11,158										$ 11,352									$ 11,475									$ 11,169								$ 11,382								$ 11,681								$ 11,081								$ 11,788								$ 12,020							$ 12,211							$ 12,647							$ 10,086							$ 11,400							$ 12,048						$ 12,846						$ 13,288						$ 13,734						$ 13,888						$ 14,063						$ 13,580						$ 12,263					$ 12,170					$ 12,827					$ 13,305					$ 13,537					$ 13,542					$ 14,481					$ 14,882					$ 15,056					$ 15,706				$ 15,811				$ 15,897			$ 16,460		$ 16,803		$ 16,843		$ 17,009	$ 17,425
C000259043
Account Value [Line Items]
Line Graph and Table Measure Name																																															Principal Capital Appreciation Select ETF $13,286
Accumulated Value	$ 9,859	$ 10,000															$ 10,726										$ 11,601										$ 11,833											$ 11,613										$ 13,286
C000243208
Account Value [Line Items]
Line Graph and Table Measure Name																																															Principal Focused Blue Chip ETF $14,630
Accumulated Value				$ 10,000														$ 9,800										$ 11,418										$ 12,520											$ 12,885										$ 13,246									$ 13,780									$ 13,048								$ 14,817								$ 15,234								$ 15,181								$ 13,266								$ 14,630
C000254970
Account Value [Line Items]
Line Graph and Table Measure Name																																															Principal International Equity ETF $14,543
Accumulated Value			$ 10,000												$ 9,686										$ 10,535										$ 11,692										$ 12,673											$ 13,351										$ 13,768									$ 14,543
C000199630
Account Value [Line Items]
Line Graph and Table Measure Name																																															Principal Investment Grade Corporate ETF $12,490
Accumulated Value								$ 10,000								$ 9,887										$ 10,012										$ 9,906										$ 10,477											$ 10,954										$ 11,308									$ 11,447								$ 10,865								$ 11,971								$ 12,194								$ 12,676								$ 12,048								$ 12,532							$ 12,517							$ 12,558							$ 11,556							$ 10,597						$ 10,036						$ 10,436						$ 10,796						$ 10,699						$ 10,352						$ 11,213						$ 11,136						$ 11,163					$ 11,830					$ 11,439					$ 11,727					$ 11,949					$ 12,272					$ 12,359					$ 12,303					$ 12,490
C000166474
Account Value [Line Items]
Line Graph and Table Measure Name																																															Principal Quality ETF $32,536
Accumulated Value													10,000										10,067										10,123										10,770											11,322										11,762									12,592									12,812								13,121								13,872								12,407								14,240								15,080							15,357							16,600							13,397							15,774							17,316						19,298						20,037						21,789						22,114						24,966						22,945						19,752					18,601					20,869					22,016					23,682					22,967					25,894					28,669					28,922					30,199				30,469				28,102			31,392		32,500		32,688		29,805	32,536
C000235507
Account Value [Line Items]
Line Graph and Table Measure Name																																															Principal Real Estate Active Opportunities ETF $12,075
Accumulated Value					$ 10,000									$ 9,799										$ 8,894										$ 9,108										$ 9,382											$ 9,306										$ 8,687									$ 10,092									$ 9,889								$ 9,855								$ 11,416								$ 10,518								$ 10,945								$ 10,973							$ 10,979							$ 10,759							$ 11,012							$ 12,075
C000219817
Account Value [Line Items]
Line Graph and Table Measure Name																																															Principal Spectrum Preferred and Income ETF $13,310
Accumulated Value						$ 10,065	$ 10,000												$ 10,470										$ 11,048										$ 11,030											$ 11,343										$ 11,417									$ 11,387									$ 10,875								$ 10,235								$ 10,020								$ 10,296								$ 10,050								$ 10,235							$ 10,357							$ 10,934							$ 11,335							$ 11,529							$ 12,019						$ 12,029						$ 12,160						$ 12,492						$ 12,860						$ 13,042						$ 12,953						$ 13,310
C000172043
Account Value [Line Items]
Line Graph and Table Measure Name																																															Principal Spectrum Preferred Securities Active ETF $14,503
Accumulated Value										$ 10,000											$ 10,228										$ 10,267										$ 10,062											$ 9,936										$ 10,054									$ 9,706									$ 10,358								$ 10,726								$ 11,098								$ 11,393								$ 9,992								$ 11,200							$ 11,730							$ 12,248							$ 12,151							$ 12,480							$ 12,624						$ 12,502						$ 11,787						$ 10,832						$ 10,649						$ 11,028						$ 11,039						$ 11,141					$ 11,215					$ 11,838					$ 12,370					$ 12,565					$ 13,125					$ 13,189					$ 13,360					$ 13,712					$ 14,004				$ 14,196				$ 14,131			$ 14,503
C000193921
Account Value [Line Items]
Line Graph and Table Measure Name																																															Principal U.S. Mega-Cap ETF $33,896
Accumulated Value									$ 10,000											$ 10,495										$ 10,224										$ 10,480											$ 11,457										$ 10,313									$ 11,522									$ 11,973								$ 12,174								$ 13,124								$ 10,856								$ 12,647								$ 13,899							$ 15,218							$ 15,734							$ 16,987							$ 17,327							$ 19,241						$ 18,537						$ 15,923						$ 14,757						$ 15,895						$ 17,546						$ 19,319						$ 19,023					$ 20,915					$ 22,973					$ 24,341					$ 25,645					$ 27,156					$ 25,685					$ 28,368					$ 30,976					$ 31,229				$ 29,341				$ 33,896
C000173454
Account Value [Line Items]
Line Graph and Table Measure Name																																															Principal U.S. Small-Cap ETF $31,446
Accumulated Value											$ 10,050	$ 10,000										$ 11,074										$ 11,377										$ 11,606											$ 12,160										$ 12,562									$ 12,612									$ 13,599								$ 14,310								$ 11,387								$ 12,785								$ 12,941								$ 12,646							$ 13,558							$ 8,962							$ 11,423							$ 11,755							$ 15,370						$ 18,648						$ 19,886						$ 19,348						$ 20,347						$ 19,037						$ 16,342						$ 15,874					$ 17,100					$ 17,535					$ 18,562					$ 17,949					$ 20,268					$ 21,858					$ 21,265					$ 23,009					$ 22,782				$ 21,578				$ 23,731			$ 25,426		$ 25,840		$ 25,659		$ 31,446
C000166475
Account Value [Line Items]
Line Graph and Table Measure Name																																															Principal Value ETF $28,241
Accumulated Value													10,000										10,488										11,472										11,895											12,129										12,674									13,636									13,484								13,737								14,316								11,958								13,291								13,833							14,031							15,107							10,060							12,318							12,611						15,495						18,459						18,789						19,273						20,877						20,672						18,288					17,527					19,822					19,618					20,266					19,341					21,634					23,380					23,076					25,289				25,275				25,047			25,391		27,078		27,232		26,866	28,241
Principal ETF Index: Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name																																															Bloomberg US Aggregate Index $11,656
Accumulated Value													10,000										10,046										9,747										9,827											9,969										10,053									10,092									9,945								9,929								9,931								10,093								10,390								10,710							10,953							10,973							11,319							11,646							11,718						11,797						11,399						11,607						11,614						11,615						10,926						10,413					9,918					10,104					10,403					10,315					9,982					10,662					10,580					10,587					11,137				10,796				11,096			11,230		11,458		11,584		11,578	11,656
Principal ETF Index: Russell 1000 Index
Account Value [Line Items]
Line Graph and Table Measure Name																																															Russell 1000 Index $13,149
Accumulated Value	$ 9,698	$ 10,000															$ 10,775										$ 11,637										$ 11,918											$ 11,419										$ 13,149
Principal ETF Index: Russell 1000 Index
Account Value [Line Items]
Line Graph and Table Measure Name																																															Russell 1000 Index $17,354
Accumulated Value				10,000														9,614										10,764										11,872											12,296										13,044									13,402									12,800								14,222								15,359								15,729								15,072								17,354
Principal ETF Index: MSCI ACWI Ex USA Index
Account Value [Line Items]
Line Graph and Table Measure Name																																															MSCI ACWI Ex USA Index $14,460
Accumulated Value			$ 10,000												$ 9,608										$ 10,111										$ 11,327										$ 12,108											$ 12,720										$ 12,630									$ 14,460
Principal ETF Index: Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name																																															Bloomberg US Aggregate Index $11,765
Accumulated Value								10,000								10,023										10,024										10,188										10,488											10,811										11,057									11,077								11,425								11,756								11,829								11,908								11,506								11,717							11,723							11,724							11,029							10,511						10,011						10,199						10,501						10,412						10,076						10,763						10,679						10,686					11,242					10,897					11,201					11,336					11,566					11,693					11,688					11,765
Principal ETF Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name																																															S&P 500 Index $42,271
Accumulated Value													10,000										10,385										10,782										11,436											11,790										12,318									13,136									13,037								13,484								14,524								12,560								14,275								14,889							15,142							16,515							13,279							16,006							17,436						19,554						20,761						22,536						22,667						25,167						24,009						20,144					19,160					20,609					22,154					24,091					23,302					26,026					28,774					30,006					31,773				32,538				31,148			34,556		37,364		38,356		36,694	42,271
Principal ETF Index: Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name																																															Russell 3000 Index $20,028
Accumulated Value					10,000									9,657										9,226										9,888										10,598											11,487										11,113									12,455									13,703								14,143								15,024								15,420								14,692								16,307							17,640							18,064							17,349							20,028
Principal ETF Index: Bloomberg Global Aggregate Index
Account Value [Line Items]
Line Graph and Table Measure Name																																															Bloomberg Global Aggregate Index $9,504
Accumulated Value						10,011	10,000												10,278										10,615										10,142											10,275										10,184									10,116									9,492								8,708								8,103								8,472								8,727								8,593							8,285							8,956							8,770							8,673							9,278						8,805						9,037						9,445						9,501						9,524						9,422						9,504
Principal ETF Index: Bloomberg Global Aggregate Index
Account Value [Line Items]
Line Graph and Table Measure Name																																															Bloomberg Global Aggregate Index $10,682
Accumulated Value										10,000											10,241										10,351										10,492											10,200										10,106									10,227									10,452								10,797								10,874								10,927								10,891								11,253							11,552							11,932							11,399							11,549							11,447						11,370						10,669						9,788						9,108						9,522						9,809						9,659					9,312					10,067					9,857					9,748					10,429					9,897					10,158					10,616					10,680				10,705				10,590			10,682
Principal ETF Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name																																															S&P 500 Index $33,813
Accumulated Value									$ 10,000											$ 10,508										$ 10,428										$ 10,786											$ 11,618										$ 10,047									$ 11,418									$ 11,910								$ 12,112								$ 13,211								$ 10,622								$ 12,804								$ 13,947							$ 15,641							$ 16,607							$ 18,027							$ 18,132							$ 20,131						$ 19,206						$ 16,113						$ 15,326						$ 16,485						$ 17,721						$ 19,270						$ 18,640					$ 20,819					$ 23,017					$ 24,003					$ 25,415					$ 26,028					$ 24,916					$ 27,642					$ 29,888					$ 30,682				$ 29,352				$ 33,813
Principal ETF Index: Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name																																															Russell 3000 Index $39,091
Accumulated Value											10,034	10,000										10,457										11,057										11,390											11,911										12,666									12,584									13,074								14,005								12,002								13,688								14,248								14,414							15,725							12,439							15,178							16,576							19,010						20,216						21,882						21,860						23,888						22,627						18,848						18,006					19,300					20,685					22,420					21,691					24,309					26,745					27,605					29,325					30,097				28,676				31,827			34,430		35,257		33,862		39,091
Principal ETF Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name																																															S&P 500 Index $42,271
Accumulated Value													10,000										10,385										10,782										11,436											11,790										12,318									13,136									13,037								13,484								14,524								12,560								14,275								14,889							15,142							16,515							13,279							16,006							17,436						19,554						20,761						22,536						22,667						25,167						24,009						20,144					19,160					20,609					22,154					24,091					23,302					26,026					28,774					30,006					31,773				32,538				31,148			34,556		37,364		38,356		36,694	42,271
Principal ETF Index: Bloomberg US Corporate High Yield 2% Issuer Capped Index
Account Value [Line Items]
Line Graph and Table Measure Name																																															Bloomberg US Corporate High Yield 2% Issuer Capped Index $17,582
Accumulated Value													10,000										10,555										10,740										11,030											11,269										11,492									11,546									11,447								11,564								11,842								11,305								12,126								12,429							12,595							12,924							11,285							12,428							12,998						13,835						13,953						14,335						14,463						14,563						13,861						12,497					12,417					12,934					13,396					13,630					13,693					14,673					14,889					15,052					15,848				15,875				16,035			16,600		17,021		17,244		17,159	17,582
Principal ETF Index: Russell 1000 Growth
Account Value [Line Items]
Line Graph and Table Measure Name																																															Russell 1000 Growth Index $18,331
Accumulated Value				$ 10,000														$ 9,642										$ 11,007										$ 12,264											$ 13,286										$ 13,710									$ 14,679									$ 13,216								$ 15,574								$ 17,210								$ 17,404								$ 15,702								$ 18,331
Principal ETF Index: Bloomberg US Corporate Investment Grade Index
Account Value [Line Items]
Line Graph and Table Measure Name																																															Bloomberg US Corporate Investment Grade Index $12,646
Accumulated Value								$ 10,000								$ 9,927										$ 10,024										$ 10,006										$ 10,520											$ 10,991										$ 11,326									$ 11,460								$ 11,044								$ 12,036								$ 12,221								$ 12,593								$ 12,008								$ 12,434							$ 12,434							$ 12,462							$ 11,504							$ 10,669						$ 10,130						$ 10,498						$ 10,866						$ 10,835						$ 10,500						$ 11,392						$ 11,347						$ 11,337					$ 11,999					$ 11,634					$ 11,903					$ 12,120					$ 12,434					$ 12,539					$ 12,471					$ 12,646
Principal ETF Index: S&P 500 Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name																																															S&P 500 Growth Index $47,382
Accumulated Value													10,000										10,433										10,437										11,281											11,729										12,301									13,086									13,294								13,943								15,187								12,904								14,775								15,390							15,442							16,664							14,201							17,872							19,923						21,994						22,415						25,043						25,466						28,821						26,292						20,770					19,921					20,149					22,012					24,264					23,564					25,861					29,109					31,846					32,976				34,950				31,934			37,918		41,569		42,427		38,926	47,382
Principal ETF Index: FTSE NAREIT All Equity REIT Index
Account Value [Line Items]
Line Graph and Table Measure Name																																															FTSE NAREIT All Equity REIT Index $12,409
Accumulated Value					$ 10,000									$ 9,734										$ 8,679										$ 9,038										$ 9,196											$ 9,307										$ 8,531									$ 10,065									$ 9,933								$ 9,844								$ 11,497								$ 10,560								$ 10,851								$ 10,750							$ 11,037							$ 10,800							$ 11,206							$ 12,409
Principal ETF Index: ICE BofA 7% Constrained DRD Eligible Preferred Securities Index
Account Value [Line Items]
Line Graph and Table Measure Name																																															ICE BofA 7% Constrained DRD Eligible Preferred Securities Index $11,922
Accumulated Value						$ 10,000	$ 10,000												$ 10,522										$ 10,992										$ 10,898											$ 11,260										$ 11,283									$ 11,238									$ 10,475								$ 9,627								$ 9,565								$ 9,666								$ 9,634								$ 9,625							$ 9,597							$ 10,236							$ 10,746							$ 10,807							$ 11,397						$ 11,188						$ 11,243						$ 11,410						$ 11,796						$ 11,823						$ 11,689						$ 11,922
Principal ETF Index: ICE BofA US Investment Grade Institutional Capital Securities Index
Account Value [Line Items]
Line Graph and Table Measure Name																																															ICE BofA US Investment Grade Institutional Capital Securities Index $15,374
Accumulated Value										$ 10,000											$ 10,163										$ 10,224										$ 10,036											$ 9,989										$ 10,163									$ 9,763									$ 10,495								$ 10,926								$ 11,262								$ 11,576								$ 10,468								$ 11,485							$ 11,988							$ 12,528							$ 12,441							$ 12,784							$ 12,906						$ 12,836						$ 12,175						$ 11,266						$ 11,159						$ 11,529						$ 11,656						$ 11,893					$ 11,935					$ 12,643					$ 13,106					$ 13,281					$ 13,911					$ 13,876					$ 14,099					$ 14,463					$ 14,880				$ 15,075				$ 15,029			$ 15,374
Principal ETF Index: Russell 2000 Index
Account Value [Line Items]
Line Graph and Table Measure Name																																															Russell 2000 Index $27,710
Accumulated Value											$ 10,061	$ 10,000										$ 10,950										$ 11,220										$ 11,496											$ 12,148										$ 12,554									$ 12,543									$ 13,515								$ 13,999								$ 11,171								$ 12,800								$ 13,068								$ 12,754							$ 14,022							$ 9,729							$ 12,202							$ 12,804							$ 16,821						$ 18,957						$ 19,771						$ 18,909						$ 19,314						$ 17,860						$ 14,789						$ 14,466					$ 15,367					$ 15,788					$ 16,609					$ 15,758					$ 17,968					$ 18,899					$ 18,280					$ 19,975					$ 20,041				$ 18,142				$ 19,684			$ 22,123		$ 22,608		$ 22,809		$ 27,710
Principal ETF Index: S&P 500 Value Index
Account Value [Line Items]
Line Graph and Table Measure Name																																															S&P 500 Value Index $24,402
Accumulated Value													$ 10,000										$ 10,227										$ 10,906										$ 11,198											$ 11,298										$ 11,618									$ 12,277									$ 11,766								$ 11,855								$ 12,468								$ 10,890								$ 12,140								$ 12,548							$ 12,821							$ 14,007							$ 10,383							$ 11,660							$ 12,137						$ 13,804						$ 15,204						$ 15,880						$ 15,660						$ 16,869						$ 16,752						$ 14,780					$ 13,839					$ 15,628					$ 16,350					$ 17,348					$ 16,558					$ 18,718					$ 20,107					$ 19,574					$ 21,225				$ 20,547				$ 20,502			$ 21,007		$ 22,201		$ 22,800		$ 22,699	$ 24,402